ORGANIZATION AND CAPITAL MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2023
Management Commentary Explanatory [Abstract]
Summary of the Corporation's Capital [Table]
As at June 30, 2023, the Corporation’s capital totaled $58.4 billion (December 31, 2022 – $55.4 billion), and is computed as follows:

AS AT JUN. 30, 2023 AND DEC. 31, 2022 (MILLIONS)	2023	2022
Cash and cash equivalents	$1,222	$1,282
Other financial assets	6,989	6,870
Common equity in managed investments	50,985	49,391
Other assets and liabilities of the Corporation	(747)	(2,170)
Corporation’s Capital	$58,449	$55,373
Corporation’s Capital is comprised of the following:
Common equity	$40,498	$39,608
Preferred equity	4,103	4,145
Non-controlling interest	230	230
Corporate borrowings	13,618	11,390
	$58,449	$55,373

Reconciliation of the Corporation's Capital [Table]
A reconciliation of the Corporation’s capital to the company’s consolidated balance sheet as at June 30, 2023 is as follows:

AS AT JUN. 30, 2023 (MILLIONS)	The Corporation	Investments	Elimination[1]	Total Consolidated
Cash and cash equivalents	$1,222	$11,205	$—	$12,427
Other financial assets	6,989	22,477	—	29,466
Accounts receivable and other[1]	2,127	26,951	(15)	29,063
Inventory	—	13,006	—	13,006
Assets classified as held for sale	—	2,684	—	2,684
Equity accounted investments	2,138	50,003	—	52,141
Investment properties	25	119,755	—	119,780
Property, plant and equipment	151	127,311	—	127,462
Intangible assets	82	41,135	—	41,217
Goodwill	—	32,329	—	32,329
Deferred income tax assets	573	2,986	—	3,559
Accounts payable and other[1]	(5,279)	(52,713)	15	(57,977)
Liabilities associated with assets classified as held for sale	—	(1,489)	—	(1,489)
Deferred income tax liabilities	(122)	(24,211)	—	(24,333)
Subsidiary equity obligations	(442)	(3,607)	—	(4,049)
Total	7,464	367,822	—	375,286
Common equity in investments[2]	50,985	—	(50,985)	—
Corporation’s Capital	58,449	367,822	(50,985)	375,286
Less:
Corporate borrowings	13,618	—	—	13,618
Non-recourse borrowings of managed entities	—	206,085	—	206,085
Amounts attributable to preferred equity	4,103	—	—	4,103
Amounts attributable to non-controlling interests	230	110,752	—	110,982
Common equity	$40,498	$50,985	$(50,985)	$40,498
1.Contains the gross up of intercompany balances, including accounts receivable and other, and accounts payable and other of $15 million and $15 million, respectively, between entities within the Corporation and its investments.
2.Represents the value of the Corporation’s investments.
A reconciliation of the Corporation’s capital to the company’s consolidated balance sheet as at December 31, 2022 is as follows:

AS AT DEC. 31, 2022 (MILLIONS)	The Corporation	Investments	Elimination[1]	Total Consolidated
Cash and cash equivalents	$1,282	$13,114	$—	$14,396
Other financial assets	6,870	20,029	—	26,899
Accounts receivable and other[1]	2,196	25,431	(249)	27,378
Inventory	2	12,841	—	12,843
Assets classified as held for sale	—	2,830	—	2,830
Equity accounted investments	1,460	45,634	—	47,094
Investment properties	27	115,073	—	115,100
Property, plant and equipment	146	124,122	—	124,268
Intangible assets	81	38,330	—	38,411
Goodwill	—	28,662	—	28,662
Deferred income tax assets	475	2,928	—	3,403
Accounts payable and other[1]	(6,004)	(51,310)	249	(57,065)
Liabilities associated with assets classified as held for sale	—	(876)	—	(876)
Deferred income tax liabilities	(112)	(23,078)	—	(23,190)
Subsidiary equity obligations	(441)	(3,747)	—	(4,188)
Total	5,982	349,983	—	355,965
Common equity in investments[2]	49,391	—	(49,391)	—
Corporation’s Capital	55,373	349,983	(49,391)	355,965
Less:
Corporate borrowings	11,390	—	—	11,390
Non-recourse borrowings of managed entities	—	202,684	—	202,684
Amounts attributable to preferred equity	4,145	—	—	4,145
Amounts attributable to non-controlling interests	230	97,908	—	98,138
Common equity	$39,608	$49,391	$(49,391)	$39,608
1.Contains the gross up of intercompany balances, including accounts receivable and other, and accounts payable and other of $249 million and $249 million, respectively, between entities within the Corporation and its investments.
2.Represents the value of the Corporation’s investments